AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 24, 2024

1933 Act Registration File No.: 333-264478

1940 Act File No.: 811-23793

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 159	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 162	☒

TIDAL TRUST II

(Exact Name of Registrant as Specified in Charter)

Tidal ETF Services LLC

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7700

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Domenick Pugliese Sullivan & Worcester LLP 1633 Broadway, 32nd Floor New York, NY 10019

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 23, 2024, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 8 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 21, 2022, and pursuant to Rule 485(a)(2) would have become effective on December 5, 2022.

Post-Effective Amendment No. 38 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 21, 2022, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 41 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 16, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 48 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 27, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 53 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 17, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 59 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 3, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 62 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 17, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 64 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 31, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 69 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 21, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 77 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 28, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 81 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 5, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 85 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 12, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 87 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 24, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 90 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 2, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 94 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 9, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 96 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 16, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 98 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 7, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 104 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 28, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 108 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 11, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 110 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 18, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 112 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 25, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 115 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 1, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 119 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 8, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 121 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 22, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 126 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 6, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 129 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 3, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 133 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 1, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 142 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 29, 2023, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 149 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 26, 2024, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 159 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 23, 2024, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 159 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 159 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 159 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on January 24, 2024.

Tidal Trust II

By:	/s/ Eric W. Falkeis
Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 159 to its Registration Statement has been signed below by the following persons in the capacities indicated on January 24, 2024.

Signature	Title

/s/ Eric W. Falkeis	President and Principal Executive Officer
Eric W. Falkeis

/s/ Dave Norris*	Trustee
David Norris

/s/ Michelle McDonough*	Trustee
Michelle McDonough

/s/ Javier Marquina*	Trustee
Javier Marquina
/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric Falkeis, Attorney in Fact
By Power of Attorney